First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 72.5%
	COMPUTER DATA SECURITY — 0.1%
52,643	KnowBe4, Inc. - Class A*,1	$1,304,494
	E-COMMERCE/PRODUCTS — 0.0%
43	Poshmark, Inc. - Class A*	769
	ENERGY-ALTERNATE SOURCE — 1.3%
1,272,668	Archaea Energy, Inc. - Class A*	33,089,368
	ENTERPRISE SOFTWARE/SERVICE — 1.2%
393,450	Coupa Software, Inc.*	31,149,436
	MEDICAL INFORMATION SYSTEMS — 0.4%
549,850	1Life Healthcare, Inc.*,1	9,187,994
	MEDICAL INSTRUMENTS — 0.2%
471,257	Apollo Endosurgery, Inc.*,1	4,698,432
	MEDICAL-BIOMEDICAL/GENERICS — 1.7%
371,929	Horizon Therapeutics PLC*,1	42,325,520
	REITS-SINGLE TENANT — 3.1%
2,474,804	STORE Capital Corp.[1]	79,342,216
	SPECIFIED PURPOSE ACQUISITIONS — 64.5%
45,000	10X Capital Venture Acquisition Corp. III - Class A*	459,450
3,200	7 Acquisition Corp. - Class A*	32,960
100,000	A SPAC II Acquisition Corp. - Class A*	1,023,000
676,601	ABG Acquisition Corp. I - Class A*	6,826,904
421,934	Accretion Acquisition Corp.*	4,253,095
543,572	Achari Ventures Holdings Corp. I*	5,549,870
1,078,000	Acropolis Infrastructure Acquisition Corp. - Class A*	10,682,980
414,922	Adara Acquisition Corp. - Class A*	4,223,906
556,574	Aesther Healthcare Acquisition Corp. - Class A*,2	5,788,370
651,500	Aetherium Acquisition Corp. - Class A*,2	6,612,725
700	African Gold Acquisition Corp. - Class A*	7,035
16,100	AfterNext HealthTech Acquisition Corp. - Class A*	161,322
214,983	Agile Growth Corp. - Class A*	2,169,178
5,730	Ahren Acquisition Corp. - Class A*	59,019
32,807	Alpha Partners Technology Merger Corp.*	329,710
16,169	Alpha Star Acquisition Corp.*	165,894
20,633	ALSP Orchid Acquisition Corp. I - Class A*	211,282
97,276	AltEnergy Acquisition Corp. - Class A*	995,133
81,172	Altimar Acquisition Corp. III - Class A*	817,402

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
45,060	Andretti Acquisition Corp. - Class A*	$465,245
54,000	Anthemis Digital Acquisitions I Corp. - Class A*	554,040
358,814	Anzu Special Acquisition Corp. I - Class A*	3,624,021
560,494	Apollo Strategic Growth Capital II - Class A*	5,616,150
52,600	APx Acquisition Corp. I - Class A*	537,046
374,625	Arctos NorthStar Acquisition Corp.*	3,779,966
3,937,482	Ares Acquisition Corp. - Class A*	39,650,444
233,669	Armada Acquisition Corp. I*	2,383,424
109,925	Arogo Capital Acquisition Corp. - Class A*	1,114,640
502,283	Arrowroot Acquisition Corp. - Class A*	5,047,944
260,911	ARYA Sciences Acquisition Corp. IV - Class A*	2,635,201
249,729	ARYA Sciences Acquisition Corp. V - Class A*	2,499,787
363,172	Ascendant Digital Acquisition Corp. III - Class A*	3,747,935
183,049	Atlantic Coastal Acquisition Corp. - Class A*	1,834,151
284,632	Atlantic Coastal Acquisition Corp. II - Class A*	2,900,400
194,358	Ault Disruptive Technologies Corp.*,2	1,996,057
2,906	Aura FAT Projects Acquisition Corp. - Class A*	29,961
970,391	Aurora Acquisition Corp. - Class A*	9,791,245
304,432	Aurora Technology Acquisition Corp. - Class A*	3,114,339
171,091	Authentic Equity Acquisition Corp. - Class A*	1,728,019
935,922	Avalon Acquisition, Inc. - Class A*	9,593,200
247,953	AXIOS Sustainable Growth Acquisition Corp. - Class A*	2,553,916
403,503	B Riley Principal 250 Merger Corp. - Class A*	4,022,925
343,174	Banner Acquisition Corp. - Class A*	3,459,194
1,143,700	Banyan Acquisition Corp. - Class A*	11,677,177
502,770	Battery Future Acquisition Corp. - Class A*	5,163,448
299,829	Berenson Acquisition Corp. I - Class A*	3,013,281
1,038,690	Better World Acquisition Corp.[2]	10,854,310
140,000	BioPlus Acquisition Corp. - Class A*	1,439,200
36,183	Biotech Acquisition Co. - Class A*	365,448
152,100	Black Mountain Acquisition Corp. - Class A*	1,551,420
321,403	Black Spade Acquisition Co. - Class A*	3,217,244
167,050	Blockchain Coinvestors Acquisition Corp. I - Class A*	1,718,944
145,000	Blockchain Moon Acquisition Corp.*	1,477,550
263,463	Blue Ocean Acquisition Corp. - Class A*	2,708,400
1,052,016	BlueRiver Acquisition Corp. - Class A*	10,604,321
252	Broad Capital Acquisition Corp.*	2,575
38,597	Build Acquisition Corp. - Class A*	386,742
50,000	Bullpen Parlay Acquisition Co. - Class A*	512,000
47,569	BurTech Acquisition Corp. - Class A*	483,301
1,929,091	BYTE Acquisition Corp. - Class A*,2	19,445,237

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
75,195	C5 Acquisition Corp. - Class A*	$766,237
102,786	Cactus Acquisition Corp. I Ltd. - Class A*	1,054,584
173,263	Capitalworks Emerging Markets Acquisition Corp. - Class A*	1,789,807
744,270	Carney Technology Acquisition Corp. II - Class A*	7,621,325
199,998	Cartesian Growth Corp II. - Class A*	2,051,979
941,469	Cartesian Growth Corp. - Class A*	9,471,178
594,126	Cartica Acquisition Corp. - Class A*	6,131,380
130,854	Cascadia Acquisition Corp. - Class A*	1,324,242
447,001	Catalyst Partners Acquisition Corp. - Class A*	4,505,770
766,123	Catcha Investment Corp. - Class A*	7,730,181
765,049	CC Neuberger Principal Holdings III - Class A*	7,726,995
517,754	CF Acquisition Corp. VII - Class A*	5,281,091
220,387	Chain Bridge I - Class A*	2,265,578
16,847	Chavant Capital Acquisition Corp.*	172,665
28,750	Chenghe Acquisition Co. - Class A*	296,125
601,461	Churchill Capital Corp. V - Class A*	5,978,522
64,171	Churchill Capital Corp. VI - Class A*	641,389
1,082,110	Churchill Capital Corp. VII - Class A*	10,788,637
180,689	Clean Earth Acquisitions Corp. - Class A*	1,824,959
19,106	Coliseum Acquisition Corp. - Class A*	192,015
6,639	Colombier Acquisition Corp. - Class A*	65,992
157,370	Colonnade Acquisition Corp. II - Class A*	1,584,716
116,400	Compass Digital Acquisition Corp. - Class A*	1,166,328
84,084	Concord Acquisition Corp. II - Class A*	836,215
704,614	Concord Acquisition Corp. III - Class A*	7,180,017
225,958	Consilium Acquisition Corp. I Ltd. - Class A*	2,288,955
987,147	Constellation Acquisition Corp. I - Class A*	9,980,056
98,566	Corazon Capital V838 Monoceros Corp. - Class A*	995,517
306,359	Corner Growth Acquisition Corp. II - Class A*	3,149,371
207	Corsair Partnering Corp. - Class A*	2,060
26,500	Counter Press Acquisition Corp. - Class A*	271,890
54,573	Crescera Capital Acquisition Corp. - Class A*	557,736
885,048	Crown PropTech Acquisitions - Class A*	8,947,835
806,865	Decarbonization Plus Acquisition Corp. IV - Class A*	8,242,126
56,876	Deep Lake Capital Acquisition Corp. - Class A*	573,879
111,500	Denali Capital Acquisition Corp. - Class A*	1,142,875
916,628	DHC Acquisition Corp. - Class A*	9,239,610
150,000	DiamondHead Holdings Corp. - Class A*	1,509,000
44,493	Digital Transformation Opportunities Corp. - Class A*	446,932
421,432	Direct Selling Acquisition Corp. - Class A*	4,336,535
101,712	Disruptive Acquisition Corp. I - Class A*	1,025,257

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
698,060	dMY Technology Group, Inc. VI - Class A*	$7,015,503
95,600	DP Cap Acquisition Corp. I - Class A*	980,856
530,611	Dragoneer Growth Opportunities Corp. III - Class A*	5,226,518
287,198	East Resources Acquisition Co. - Class A*	2,915,060
993,132	EG Acquisition Corp. - Class A*	9,901,526
580,000	Elliott Opportunity II Corp. - Class A*	5,846,400
680,894	Emerging Markets Horizon Corp. - Class A*	6,951,928
47,659	Enphys Acquisition Corp. - Class A*	478,020
793,343	Enterprise 4.0 Technology Acquisition Corp. - Class A*	8,163,499
1,640,506	ESGEN Acquisition Corp. - Class A*,2	16,962,832
61,960	ESM Acquisition Corp. - Class A*	625,176
224,461	European Biotech Acquisition Corp. - Class A*	2,267,056
487,000	EVe Mobility Acquisition Corp. - Class A*	5,016,100
23,365	Everest Consolidator Acquisition Corp. - Class A*	239,024
30,000	Evergreen Corp. - Class A*	308,400
300,000	ExcelFin Acquisition Corp. - Class A*	3,060,000
3,615,531	Far Peak Acquisition Corp. - Class A*,2	36,299,931
833,288	FAST Acquisition Corp. II - Class A*	8,341,213
150,000	Fat Projects Acquisition Corp. - Class A*	1,521,000
155,060	Feutune Light Acquisition Corp. - Class A*	1,576,960
880	FG Merger Corp.*	9,425
1,378,600	Fifth Wall Acquisition Corp. III - Class A*	13,841,144
50,182	Finnovate Acquisition Corp. - Class A*	514,867
400,300	FinServ Acquisition Corp. II - Class A*	4,015,009
1,000,001	Fintech Ecosystem Development Corp. - Class A*,2	10,250,010
1,241,208	Fintech Evolution Acquisition Group - Class A*	12,536,201
385,000	First Light Acquisition Group, Inc. - Class A*,2	3,915,450
391,809	First Reserve Sustainable Growth Corp. - Class A*	3,937,680
73,561	Flame Acquisition Corp. - Class A*	739,288
530,635	Focus Impact Acquisition Corp. - Class A*	5,401,864
494,251	Forest Road Acquisition Corp. II - Class A*	4,959,809
495,994	Fortress Capital Acquisition Corp. - Class A*	5,009,539
1,137,226	Forum Merger IV Corp. - Class A*	11,429,121
277,885	Freedom Acquisition I Corp. - Class A*	2,806,638
376,348	Frontier Acquisition Corp. - Class A*	3,793,588
376,676	Frontier Investment Corp. - Class A*	3,789,361
931,145	FTAC Athena Acquisition Corp. - Class A*	9,413,876
4,446,720	FTAC Hera Acquisition Corp. - Class A*,2	45,000,806
1,132,963	FTAC Zeus Acquisition Corp. - Class A*	11,442,926
752,424	Fusion Acquisition Corp. II - Class A*	7,554,337
35,842	FutureTech II Acquisition Corp. - Class A*	370,248

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
685,200	G Squared Ascend I, Inc. - Class A*	$6,923,946
56,876	G Squared Ascend II, Inc. - Class A*	576,723
249,400	Galata Acquisition Corp. - Class A*	2,546,374
452,292	Games & Esports Experience Acquisition Corp. - Class A*	4,645,039
13,050	Generation Asia I Acquisition Ltd. - Class A*	132,066
351,641	Genesis Growth Tech Acquisition Corp. - Class A*	3,635,968
1,000	Genesis Unicorn Capital Corp. - Class A*	10,170
66,666	Gesher I Acquisition Corp. - Class A*	677,327
5,000	Global Blockchain Acquisition Corp.*	50,550
200,006	Global Partner Acquisition Corp. II - Class A*	2,022,061
90,424	Global Systems Dynamics, Inc.*	934,080
288,475	Global Technology Acquisition Corp. I - Class A*	2,965,523
6,000	Globalink Investment, Inc.*	61,200
1,076,886	Goal Acquisitions Corp.*	10,833,473
908,621	GoGreen Investments Corp. - Class A*	9,431,486
253,563	Golden Arrow Merger Corp. - Class A*	2,539,433
750,000	Gores Holdings IX, Inc. - Class A*	7,440,000
200	Graf Acquisition Corp. IV*	2,016
1,555,911	Green Visor Financial Technology Acquisition Corp. I - Class A*,2	16,134,797
985,728	GX Acquisition Corp. II - Class A*	9,867,137
2,253	Hawks Acquisition Corp. - Class A*	22,507
5,432	Healthcare AI Acquisition Corp. - Class A*	55,624
200	Heartland Media Acquisition Corp.*	2,034
1,958,054	HH&L Acquisition Co. - Class A*	19,795,926
18,200	Home Plate Acquisition Corp. - Class A*	184,184
542,852	Ibere Pharmaceuticals - Class A*	5,477,377
270,536	Iconic Sports Acquisition Corp. - Class A*	2,789,226
231,078	Inception Growth Acquisition Ltd.*	2,340,820
414,016	Independence Holdings Corp. - Class A*	4,177,421
24,425	Industrial Tech Acquisitions II, Inc. - Class A*	248,647
12,648	Infinite Acquisition Corp. - Class A*	129,642
90,000	InFinT Acquisition Corp.*	913,500
41,975	Inflection Point Acquisition Corp. - Class A*	420,590
44,600	Innovative International Acquisition Corp. - Class A*	459,380
5	Integral Acquisition Corp. I - Class A*	51
79,890	Integrated Rail and Resources Acquisition Corp. - Class A*	810,884
774,532	Integrated Wellness Acquisition Corp. - Class A*,2	7,985,425
417,652	Intelligent Medicine Acquisition Corp. - Class A*	4,293,463
837,239	InterPrivate III Financial Partners, Inc. - Class A*	8,456,114
76,869	InterPrivate IV InfraTech Partners, Inc. - Class A*	777,146
257,234	Investcorp Europe Acquisition Corp. I - Class A*	2,649,510

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
288,312	Itiquira Acquisition Corp. - Class A*	$2,909,068
65,781	IX Acquisition Corp. - Class A*	665,704
1,025,411	Jack Creek Investment Corp. - Class A*	10,387,413
250,100	Jackson Acquisition Co. - Class A*	2,528,511
25,100	Jaguar Global Growth Corp. I - Class A*	256,773
118,750	Jatt Acquisition Corp. - Class A*	1,212,437
891,245	Jaws Juggernaut Acquisition Corp. - Class A*	8,957,012
1,970,022	Jaws Mustang Acquisition Corp. - Class A*	19,907,072
733,286	Juniper II Corp. - Class A*	7,457,519
72,200	Jupiter Acquisition Corp. - Class A*	715,502
2,900	Jupiter Wellness Acquisition Corp. - Class A*	30,305
244,915	Kadem Sustainable Impact Corp. - Class A*	2,456,497
234,178	Kairos Acquisition Corp. - Class A*	2,360,514
465,841	Kernel Group Holdings, Inc. - Class A*	4,704,994
268,228	Khosla Ventures Acquisition Co. III - Class A*	2,670,210
16,307	Kimbell Tiger Acquisition Corp. - Class A*	167,636
2,134,134	Kismet Acquisition II Corp. - Class A*,2	21,554,753
1,317,867	Kismet Acquisition III Corp. - Class A*	13,178,670
1,199	KnightSwan Acquisition Corp. - Class A*	12,206
787,991	L Catterton Asia Acquisition Corp. - Class A*	7,958,709
662,352	Lakeshore Acquisition II Corp.*,2	6,742,743
105,081	LatAmGrowth SPAC - Class A*	1,078,131
15,733	LAVA Medtech Acquisition Corp. - Class A*	161,735
1,534,945	Lazard Growth Acquisition Corp. I*	15,518,294
614,284	LDH Growth Corp. I - Class A*	6,185,840
1,523,108	Lead Edge Growth Opportunities Ltd. *	15,383,391
759,037	Learn CW Investment Corp. - Class A*	7,666,274
2,123,976	Legato Merger Corp. II*,2	21,494,637
529,867	Leo Holdings Corp. II - Class A*	5,346,358
286,626	Levere Holdings Corp. - Class A*	2,892,056
801,082	LF Capital Acquisition Corp. II - Class A*	8,219,101
97,250	Liberty Resources Acquisition Corp. - Class A*	992,923
68,430	Lionheart III Corp. - Class A*	699,355
144,047	LIV Capital Acquisition Corp. II - Class A*	1,477,922
50,000	Live Oak Mobility Acquisition Corp. - Class A*	502,750
237,400	Logistics Innovation Technologies Corp. - Class A*	2,397,740
743,809	M3-Brigade Acquisition II Corp. - Class A*	7,452,966
1,245,902	M3-Brigade Acquisition III Corp. - Class A*	12,633,446
472,119	Macondray Capital Acquisition Corp. I - Class A*	4,810,893
110,192	Magnum Opus Acquisition Ltd. - Class A*	1,110,735
501,707	Marlin Technology Corp. - Class A*	5,082,292

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
985,728	Mason Industrial Technology, Inc. - Class A*	$9,852,351
116,076	Maxpro Capital Acquisition Corp. - Class A*	1,206,030
687,685	McLaren Technology Acquisition Corp. - Class A*	7,021,264
655,086	Medicus Sciences Acquisition Corp.*,2	6,570,513
328,723	MELI Kaszek Pioneer Corp. - Class A*	3,277,368
26,005	Metal Sky Star Acquisition Corp.*	264,731
195,530	Moringa Acquisition Corp. - Class A*	1,978,764
349,765	Motive Capital Corp II - Class A*	3,578,096
30,500	Mountain & Co. I Acquisition Corp. - Class A*	316,590
2,114,027	MSD Acquisition Corp. - Class A*	21,351,673
94,583	Murphy Canyon Acquisition Corp. - Class A*	969,476
259,798	Nabors Energy Transition Corp. - Class A*	2,668,125
1,326,668	New Vista Acquisition Corp. - Class A*	13,372,813
73,978	Newbury Street Acquisition Corp.*	739,780
143,702	Newcourt Acquisition Corp. - Class A*	1,471,508
150,500	NewHold Investment Corp. II - Class A*	1,532,090
1,489,057	Noble Rock Acquisition Corp. - Class A*,2	15,039,476
1,124,964	North Atlantic Acquisition Corp. - Class A*	11,373,386
40,928	Northern Genesis Acquisition Corp. III*	410,917
1,237,421	Northern Star Investment Corp. II - Class A*	12,497,952
301,152	Northern Star Investment Corp. III - Class A*	3,026,578
86,756	Northern Star Investment Corp. IV - Class A*	876,236
106	NorthView Acquisition Corp.*	1,074
496,505	Nubia Brand International Corp. - Class A*	5,332,464
219,004	Onyx Acquisition Co. I - Class A*	2,255,741
245,206	Orion Biotech Opportunities Corp. - Class A*	2,464,320
71,426	Oxus Acquisition Corp. - Class A*	737,831
375,546	Panacea Acquisition Corp. II - Class A*	3,789,259
109,566	Papaya Growth Opportunity Corp. I - Class A*	1,117,573
166,810	Pathfinder Acquisition Corp. - Class A*	1,668,100
475,000	Patria Latin American Opportunity Acquisition Corp. - Class A*	4,911,500
65,563	Pearl Holdings Acquisition Corp. - Class A*	670,709
376,816	Pegasus Digital Mobility Acquisition Corp. - Class A*	3,873,668
302,205	PepperLime Health Acquisition Corp. - Class A*	3,088,535
190,416	Peridot Acquisition Corp. II - Class A*	1,921,297
417,692	Phoenix Biotech Acquisition Corp. - Class A*	4,285,520
639,110	Pine Technology Acquisition Corp. - Class A*	6,455,011
18,820	Pioneer Merger Corp. - Class A*	190,835
1,097,442	Pivotal Investment Corp. III - Class A*	11,073,190
319,144	Plum Acquisition Corp. I - Class A*	3,216,972
1,173,696	Pontem Corp. - Class A*	11,866,067

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
64,517	Portage Fintech Acquisition Corp. - Class A*	$647,106
31,414	Powered Brands - Class A*	317,596
655,052	PowerUp Acquisition Corp. - Class A*	6,747,036
357,275	Priveterra Acquisition Corp. - Class A*	3,592,400
6,800	Project Energy Reimagined Acquisition Corp. - Class A*	68,476
88,900	PROOF Acquisition Corp. I - Class A*	904,113
918,798	Prospector Capital Corp. - Class A*	9,279,860
173,061	Pyrophyte Acquisition Corp. - Class A*	1,787,720
1,159,101	Quantum FinTech Acquisition Corp.*	11,648,965
500,000	Revelstone Capital Acquisition Corp. - Class A*	5,015,000
638,049	RF Acquisition Corp. - Class A*,2	6,450,675
90,000	Rice Acquisition Corp. II - Class A*	915,300
354,651	Rigel Resource Acquisition Corp. - Class A*	3,649,359
135,700	RMG Acquisition Corp. III - Class A*	1,370,570
25,640	ROC Energy Acquisition Corp.*	262,682
1,259,952	Rocket Internet Growth Opportunities Corp. - Class A*	12,725,515
334,185	Rose Hill Acquisition Corp. - Class A*	3,458,815
1,668,881	Ross Acquisition Corp. II - Class A*	16,889,076
3,453	Roth CH Acquisition V Co.*	34,910
1,090,255	ScION Tech Growth II - Class A*	11,022,478
100,000	Screaming Eagle Acquisition Corp. - Class A*	994,500
385,722	Sculptor Acquisition Corp. I - Class A*	3,957,508
229,721	SDCL EDGE Acquisition Corp. - Class A*	2,310,993
496,232	Seaport Calibre Materials Acquisition Corp. - Class A*	5,096,303
874,177	Seaport Global Acquisition II Corp. - Class A*,2	8,916,605
274,910	Semper Paratus Acquisition Corp.*	2,839,820
419,016	ShoulderUp Technology Acquisition Corp. - Class A*	4,269,773
23,922	SHUAA Partners Acquisition Corp. I - Class A*	246,397
11,713	Signal Hill Acquisition Corp. - Class A*	119,707
378,204	Silver Spike Acquisition Corp. II - Class A*	3,816,078
567,637	SILVERspac, Inc. - Class A*	5,687,723
442,347	Sizzle Acquisition Corp.*	4,560,598
200	Skydeck Acquisition Corp. - Class A*	2,012
3,958,076	Slam Corp. - Class A*,2	39,976,568
935,367	Social Capital Suvretta Holdings Corp. II - Class A*	9,419,146
996,093	Social Capital Suvretta Holdings Corp. IV - Class A*	10,010,735
50,000	Sound Point Acquisition Corp. I Ltd. - Class A*	543,500
8,797	Southport Acquisition Corp. - Class A*	89,553
501,956	SportsMap Tech Acquisition Corp.*	5,129,990
1,435	Spree Acquisition Corp. 1 Ltd. - Class A*	14,666
26,297	Springwater Special Situations Corp.*	266,389

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
400	ST Energy Transition I Ltd. - Class A*	$4,088
1,359,578	StoneBridge Acquisition Corp. - Class A*,2	13,976,462
14,507	Stratim Cloud Acquisition Corp. - Class A*	145,940
10,000	Summit Healthcare Acquisition Corp. - Class A*	100,800
270,022	Supernova Partners Acquisition Corp. III Ltd. - Class A*	2,721,822
1,182,427	Sustainable Development Acquisition I Corp. - Class A*	11,895,216
1,419,643	SVF Investment Corp. - Class A*	14,352,591
551,099	SVF Investment Corp. II - Class A*	5,555,078
336,336	Tailwind International Acquisition Corp. - Class A*	3,393,630
358,641	Talon 1 Acquisition Corp. - Class A*	3,715,521
150,000	Target Global Acquisition I Corp. - Class A*	1,536,000
47,108	TB S.A. Acquisition Corp. - Class A*	475,320
466,101	TCV Acquisition Corp. - Class A*	4,707,620
709,805	Tech and Energy Transition Corp. - Class A*	7,119,344
883,504	Technology & Telecommunication Acquisition Corp. - Class A*,2	9,095,674
196,715	TG Venture Acquisition Corp. - Class A*	2,000,592
1,320,207	Thrive Acquisition Corp. - Class A*,2	13,650,940
573,000	Thunder Bridge Capital Partners IV, Inc. - Class A*	5,752,920
577,167	Tio Tech - Class A*	5,829,387
450,000	TKB Critical Technologies I - Class A*	4,639,500
169,750	TLGY Acquisition Corp. - Class A*	1,739,937
106,829	TortoiseEcofin Acquisition Corp. III - Class A*	1,062,949
1,463,002	TPG Pace Beneficial II Corp.*	14,373,995
197,000	Trajectory Alpha Acquisition Corp. - Class A*	1,979,850
248,881	Trine II Acquisition Corp. - Class A*	2,564,719
185,073	Tristar Acquisition I Corp. - Class A*	1,871,088
458,320	Twelve Seas Investment Co. II - Class A*	4,619,866
254,603	Twin Ridge Capital Acquisition Corp. - Class A*	2,568,944
46,973	two - Class A*	473,018
178,842	TZP Strategies Acquisition Corp. - Class A*	1,806,304
1,100	UTA Acquisition Corp. - Class A*	11,231
406,592	Vahanna Tech Edge Acquisition I Corp. - Class A*	4,183,832
355,638	Valor Latitude Acquisition Corp. - Class A*	3,577,718
66,667	Valuence Merger Corp. I - Class A*	696,670
993,919	Vector Acquisition Corp. II - Class A*	10,038,582
414,798	Vision Sensing Acquisition Corp. - Class A*	4,293,159
6,000	VMG Consumer Acquisition Corp. - Class A*	60,960
35,519	VPC Impact Acquisition Holdings II - Class A*	359,097
2,152,314	Warburg Pincus Capital Corp. I-A - Class A*,2	21,738,371
773,439	Warburg Pincus Capital Corp. I-B - Class A*	7,804,000
53,528	Waverley Capital Acquisition Corp. 1 - Class A*	536,351

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
14,267	Western Acquisition Ventures Corp.*	$145,238
128,800	World Quantum Growth Acquisition Corp. - Class A*	1,312,472
13,700	Worldwide Webb Acquisition Corp. - Class A*	139,192
		1,636,612,347
	TOTAL COMMON STOCKS
	(Cost $1,815,145,626)	1,837,710,576
	RIGHTS — 0.0%
287,741	ABIOMED, Inc., Expiration Date: March 14, 2023*,1	293,496
	TOTAL RIGHTS
	(Cost $293,496)	293,496
	SHORT-TERM INVESTMENTS — 28.0%
710,635,406	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.05%[3]	710,635,406
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $710,635,406)	710,635,406
	TOTAL INVESTMENTS — 100.5%
	(Cost $2,526,074,528)	2,548,639,478
	Liabilities in Excess of Other Assets — (0.5)%	(11,455,869)
	TOTAL NET ASSETS — 100.0%	$2,537,183,609

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	1life Healthcare, Inc.
(449)	Exercise Price: $17.50, Notional Amount: $(785,750), Expiration Date: January 20, 2023*	(4,490)
	Apollo Endosurgery, Inc.
(143)	Exercise Price: $10.00, Notional Amount: $(143,000), Expiration Date: April 21, 2023*	(6,793)
	Coupa Software, Inc.
(613)	Exercise Price: $80.00, Notional Amount: $(4,904,000), Expiration Date: January 20, 2023*	(4,598)
(109)	Exercise Price: $80.00, Notional Amount: $(872,000), Expiration Date: January 27, 2023*	(4,905)
	Horizon Therapeutics Public Ltd. Co.
(3,005)	Exercise Price: $115.00, Notional Amount: $(34,557,500), Expiration Date: January 20, 2023*	(52,587)
(151)	Exercise Price: $115.00, Notional Amount: $(1,736,500), Expiration Date: February 17, 2023*	(8,682)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	KnowBe4, Inc.
(202)	Exercise Price: $25.00, Notional Amount: $(505,000), Expiration Date: February 17, 2023*	$(505)
	STORE Capital Corp.
(17)	Exercise Price: $32.50, Notional Amount: $(55,250), Expiration Date: January 20, 2023*	(85)
	TOTAL CALL OPTIONS
	(Proceeds $137,648)	(82,645)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $137,648)	$(82,645)

PLC — Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for written options contracts. The market value of the securities pledged as collateral was $108,974,487, which represents 4.30% of the total net assets of the Fund.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

 Merger Arbitrage Fund

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Aesther Healthcare Acquisition Corp. - Class A	$5,671,489	$-	$-	$-	$(50,092)	$166,973	$5,788,370	-
StoneBridge Acquisition Corp. - Class A(¹)	775,135	13,100,888	-	-	(10,648)	111,087	13,976,462	-
Better World Acquisition Corp.(¹)	10,760,828	-	-	-	(42,188)	135,671	10,854,311	-
BYTE Acquisition Corp. - Class A(¹)	29,700	19,354,438	-	-	(300)	61,399	19,445,237	-
Ault Disruptive Technologies Corp.⁽¹⁾	601,514	1,361,655	-	-	(5,715)	38,603	1,996,057	-
ESGEN Acquisition Corp. - Class A⁽¹⁾	1,784,691	15,147,093	-	-	(14,081)	45,129	16,962,832	-
Fintech Ecosystem Development Corp. - Class A	10,050,010	-	-	-	19,933	180,067	10,250,010	-
First Light Acquisition Group, Inc. - Class A	3,792,250	-	-	-	23,100	100,100	3,915,450	-
Far Peak Acquisition Corp. - Class A(¹)	10,252,162	25,900,270	-	-	44,130	103,369	36,299,931	-
Aetherium Acquisition Corp. - Class A	6,475,910	-	-	-	(13,463)	150,278	6,612,725	-
Green Visor Financial Technology Acquisition Corp. I - Class A(¹)	-	16,094,847	-	-	-	39,950	16,134,797	-
FTAC Hera Acquisition Corp. - Class A(¹)	3,301,641	41,303,793	-	-	(32,640)	428,012	45,000,806	-
Kismet Acquisition II Corp. - Class A(¹)	10,627,026	10,732,120	-	-	(52,851)	248,458	21,554,753	-
Lakeshore Acquisition II Corp.	6,656,638	-	-	-	(22,920)	109,025	6,742,743	-
Legato Merger Corp. II	21,091,082	-	-	-	79,837	323,718	21,494,637	-
Medicus Sciences Acquisition Corp.(¹)	3,845,091	2,681,491	-	-	(6,624)	50,555	6,570,513	-
Noble Rock Acquisition Corp. - Class A(¹)	775,777	14,197,055	-	-	(12,418)	79,062	15,039,476	-
RF Acquisition Corp. - Class A	6,297,544	-	-	-	3,631	149,500	6,450,675	-
Seaport Global Acquisition II Corp. - Class A	8,741,770	-	-	-	(55,612)	230,447	8,916,605	-
Slam Corp. - Class A(¹)	5,267,284	34,589,793	-	-	(40,760)	160,251	39,976,568	-
Technology & Telecommunication Acquisition Corp. - Class A⁽¹⁾	3,145,867	5,822,019	-	-	(31,147)	158,935	9,095,674	-
Thrive Acquisition Corp. - Class A(¹)	101,500	13,504,019	-	-	(1,500)	46,921	13,650,940	-
Integrated Wellness Acquisition Corp. - Class A(¹)	505,500	7,467,740	-	-	(7,500)	19,685	7,985,425	-
Warburg Pincus Capital Corp. I-A - Class A(¹)	-	21,687,373	-	-	-	50,998	21,738,371	-
Total	$120,550,409	$242,944,594	$-	$-	$(229,827)	$3,188,193	$366,453,368	$-

*	Net of foreign withholding taxes.
(¹)	Not an affiliate at the beginning of the period.

 Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Aesther Healthcare Acquisition Corp. - Class A	556,574	-	-	-	556,574
StoneBridge Acquisition Corp. - Class A(¹)	76,746	1,282,832	-	-	1,359,578
Better World Acquisition Corp.(¹)	1,038,690	-	-	-	1,038,690
BYTE Acquisition Corp. - Class A(¹)	3,000	1,926,091	-	-	1,929,091
Ault Disruptive Technologies Corp.⁽¹⁾	59,674	134,684			194,358
ESGEN Acquisition Corp. - Class A⁽¹⁾	176,005	1,464,501			1,640,506
Fintech Ecosystem Development Corp. - Class A	1,000,001	-	-	-	1,000,001
First Light Acquisition Group, Inc. - Class A	385,000	-	-	-	385,000
Far Peak Acquisition Corp. - Class A(¹)	1,036,619	2,578,912	-	-	3,615,531
Aetherium Acquisition Corp. - Class A	651,500	-	-	-	651,500
Green Visor Financial Technology Acquisition Corp. I - Class A(¹)	-	1,555,911	-	-	1,555,911
FTAC Hera Acquisition Corp. - Class A(¹)	332,659	4,114,061	-	-	4,446,720
Kismet Acquisition II Corp. - Class A(¹)	1,070,194	1,063,940	-	-	2,134,134
Lakeshore Acquisition II Corp.	662,352	-	-	-	662,352
Legato Merger Corp. II	2,123,976	-	-	-	2,123,976
Medicus Sciences Acquisition Corp.(¹)	388,393	266,693	-	-	655,086
Noble Rock Acquisition Corp. - Class A(¹)	78,046	1,411,011	-	-	1,489,057
RF Acquisition Corp. - Class A	638,049	-	-	-	638,049
Seaport Global Acquisition II Corp. - Class A	874,177	-	-	-	874,177
Slam Corp. - Class A(¹)	531,512	3,426,564	-	-	3,958,076
Technology & Telecommunication Acquisition Corp. - Class A(¹)	311,472	572,032	-	-	883,504
Thrive Acquisition Corp. - Class A(¹)	10,000	1,310,207	-	-	1,320,207
Integrated Wellness Acquisition Corp. - Class A(¹)	50,000	724,532	-	-	774,532
Warburg Pincus Capital Corp. I-A - Class A(¹)	-	2,152,314	-	-	2,152,314
Total	12,054,639	23,984,285	-	-	36,038,924

(¹)	Not an affiliate at the beginning of the period.